UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
__________________________
FORM N-Q
__________________________
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08837
__________________________
THE SELECT SECTOR SPDR TRUST
____________________________
(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111
____________________________
(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Esq.	Leonard Mackey, Esq.
Vice President	Clifford Chance US LLP
State Street Bank and Trust Company	31 West 52nd Street
CHP/0326	New York, New York 10019
One Lincoln Street
Boston, MA 02111
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: June 30, 2013

Item 1.          Schedule of Investments.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 3.0%
BorgWarner, Inc. (a)	391,021	$33,686,459
Delphi Automotive PLC	991,439	50,256,043
Johnson Controls, Inc.	2,330,406	83,405,231
The Goodyear Tire & Rubber Co. (a)	829,832	12,688,131

		180,035,864

AUTOMOBILES — 5.6%
Ford Motor Co.	13,374,352	206,901,226
General Motors Co. (a)	2,619,288	87,248,483
Harley-Davidson, Inc.	764,390	41,903,860

		336,053,569

DISTRIBUTORS — 0.7%
Genuine Parts Co. (b)	523,706	40,885,727

DIVERSIFIED CONSUMER SERVICES — 0.4%
H&R Block, Inc.	917,531	25,461,485

HOTELS, RESTAURANTS & LEISURE — 14.7%
Carnival Corp.	1,502,291	51,513,558
Chipotle Mexican Grill, Inc. (a)	104,931	38,231,610
Darden Restaurants, Inc.	437,447	22,082,325
International Game Technology	893,869	14,936,551
Marriott International, Inc. (Class A)	823,542	33,246,391
McDonald’s Corp.	3,410,517	337,641,183
Starbucks Corp.	2,546,926	166,798,184
Starwood Hotels & Resorts Worldwide, Inc.	661,911	41,826,156
Wyndham Worldwide Corp.	462,043	26,442,721
Wynn Resorts, Ltd.	269,835	34,538,880
Yum! Brands, Inc.	1,530,175	106,102,334

		873,359,893

HOUSEHOLD DURABLES — 2.7%
D.R. Horton, Inc. (b)	945,378	20,117,644
Garmin, Ltd. (b)	370,482	13,396,629
Harman International Industries, Inc.	229,732	12,451,474
Leggett & Platt, Inc. (b)	482,847	15,011,713
Lennar Corp. (Class A) (b)	558,391	20,124,412
Newell Rubbermaid, Inc.	981,603	25,767,079
Pulte Group, Inc. (a)	1,150,431	21,823,676
Whirlpool Corp.	269,328	30,800,350

		159,492,977

INTERNET & CATALOG RETAIL — 9.6%
Amazon.com, Inc. (a)	1,239,016	344,062,353
Expedia, Inc.	315,879	19,000,122
NetFlix, Inc. (a)(b)	190,973	40,312,491
priceline.com, Inc. (a)	175,404	145,081,910
TripAdvisor, Inc. (a)(b)	372,088	22,648,997

		571,105,873

LEISURE EQUIPMENT & PRODUCTS — 1.2%
Hasbro, Inc. (b)	387,537	17,373,284
Mattel, Inc.	1,175,071	53,242,467

		70,615,751

MEDIA — 30.1%
Cablevision Systems Corp. (b)	725,514	12,203,145
CBS Corp. (Class B)	1,940,180	94,816,597
Comcast Corp. (Class A)	8,958,210	375,169,835
DIRECTV (a)	1,899,018	117,017,489
Discovery Communications, Inc. (Class A) (a)	829,328	64,032,415
Gannett Co., Inc.	776,914	19,003,316
News Corp. (Class A)	6,761,776	220,433,898
Omnicom Group, Inc. (b)	883,832	55,566,518
Scripps Networks Interactive (Class A)	290,951	19,423,889
The Interpublic Group of Cos., Inc.	1,458,388	21,219,545
The Walt Disney Co.	6,126,343	386,878,560
The Washington Post Co. (Class B) (b)	15,337	7,419,580
Time Warner Cable, Inc.	989,510	111,300,085
Time Warner, Inc.	3,170,968	183,345,370
Viacom, Inc. (Class B)	1,516,941	103,227,835

		1,791,058,077

MULTILINE RETAIL — 6.7%
Dollar General Corp. (a)	1,022,635	51,571,483
Dollar Tree, Inc. (a)	768,041	39,047,205
Family Dollar Stores, Inc.	324,982	20,249,628
J.C. Penney Co., Inc. (a)(b)	481,942	8,231,569
Kohl’s Corp. (b)	692,574	34,981,913
Macy’s, Inc.	1,304,298	62,606,304
Nordstrom, Inc.	506,166	30,339,590
Target Corp.	2,182,369	150,277,929

		397,305,621

SPECIALTY RETAIL — 19.1%
Abercrombie & Fitch Co. (Class A)	268,921	12,168,675
AutoNation, Inc. (a)	130,918	5,680,532
AutoZone, Inc. (a)	123,606	52,370,626
Bed Bath & Beyond, Inc. (a)	742,985	52,677,636
Best Buy Co., Inc.	913,504	24,966,064
CarMax, Inc. (a)	771,391	35,607,409
GameStop Corp. (Class A) (b)	409,641	17,217,211
L Brands, Inc.	817,170	40,245,623
Lowe’s Cos., Inc.	3,645,521	149,101,809
O’Reilly Automotive, Inc. (a)	376,235	42,371,586
PetSmart, Inc.	351,196	23,526,620
Ross Stores, Inc.	751,747	48,720,723
Staples, Inc. (b)	2,278,016	36,129,334
The Gap, Inc.	985,863	41,140,063
The Home Depot, Inc.	4,966,930	384,788,067
Tiffany & Co.	408,094	29,725,567
TJX Cos., Inc.	2,447,910	122,542,375
Urban Outfitters, Inc. (a)	370,118	14,886,146

		1,133,866,066

TEXTILES, APPAREL & LUXURY GOODS — 6.0%
Coach, Inc.	955,917	54,573,302
Fossil Group, Inc. (a)	183,217	18,928,148
NIKE, Inc. (Class B)	2,462,233	156,794,997
PVH Corp.	275,950	34,507,547
Ralph Lauren Corp.	207,198	35,998,581
V.F. Corp.	298,016	57,534,969

		358,337,544

TOTAL COMMON STOCKS —
(Cost $5,670,909,920)		5,937,578,447

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 3.0%
MONEY MARKET FUNDS — 3.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	156,134,117	$156,134,117
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	20,973,505	20,973,505

TOTAL SHORT TERM INVESTMENTS —
(Cost $177,107,622)		177,107,622

TOTAL INVESTMENTS — 102.8% (f)
(Cost $5,848,017,542)		6,114,686,069
OTHER ASSETS & LIABILITIES — (2.8)%		(165,776,014)

NET ASSETS — 100.0%		$5,948,910,055

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BEVERAGES — 20.1%
Beam, Inc. (a)	856,706	$54,066,716
Brown-Forman Corp. (Class B)	810,151	54,725,700
Coca-Cola Enterprises, Inc.	1,411,385	49,624,297
Constellation Brands, Inc. (Class A) (b)	1,045,636	54,498,548
Dr. Pepper Snapple Group, Inc.	1,098,236	50,441,979
Molson Coors Brewing Co. (Class B) (a)	901,058	43,124,636
Monster Beverage Corp. (b)	755,888	45,935,314
PepsiCo, Inc.	4,015,107	328,395,602
The Coca-Cola Co.	17,344,868	695,702,655

		1,376,515,447

FOOD & STAPLES RETAILING — 23.5%
Costco Wholesale Corp.	2,061,547	227,945,252
CVS Caremark Corp.	5,701,993	326,039,960
Safeway, Inc. (a)	1,523,326	36,041,893
Sysco Corp. (a)	2,952,944	100,872,567
The Kroger Co.	2,663,821	92,008,377
Wal-Mart Stores, Inc.	7,417,764	552,549,241
Walgreen Co.	4,162,286	183,973,041
Whole Foods Market, Inc.	1,730,463	89,084,235

		1,608,514,566

FOOD PRODUCTS — 17.2%
Archer-Daniels-Midland Co.	3,247,472	110,121,776
Campbell Soup Co. (a)	1,044,508	46,783,513
ConAgra Foods, Inc.	2,184,625	76,308,951
General Mills, Inc.	3,120,529	151,439,272
Hormel Foods Corp. (a)	865,623	33,395,735
Kellogg Co.	1,309,631	84,117,599
Kraft Foods Group, Inc.	2,692,051	150,404,889
McCormick & Co., Inc. (a)	725,032	51,013,252
Mead Johnson Nutrition Co.	1,003,834	79,533,768
Mondelez International, Inc. (Class A)	7,620,173	217,403,536
The Hershey Co.	786,660	70,233,005
The J.M. Smucker Co.	583,312	60,168,633
Tyson Foods, Inc. (Class A)	1,688,824	43,369,000

		1,174,292,929

HOUSEHOLD PRODUCTS — 20.9%
Colgate-Palmolive Co.	4,107,639	235,326,638
Kimberly-Clark Corp.	1,832,411	178,000,405
The Clorox Co. (a)	703,767	58,511,188
The Procter & Gamble Co.	12,411,884	955,590,949

		1,427,429,180

PERSONAL PRODUCTS — 2.0%
Avon Products, Inc.	2,461,026	51,755,377
The Estee Lauder Cos., Inc. (Class A)	1,241,122	81,628,594

		133,383,971

TOBACCO — 15.9%
Altria Group, Inc.	8,222,933	287,720,426
Lorillard, Inc.	1,879,198	82,083,368
Philip Morris International, Inc.	7,405,937	641,502,263
Reynolds American, Inc.	1,607,156	77,738,136

		1,089,044,193

TOTAL COMMON STOCKS —
(Cost $6,896,191,273)		6,809,180,286

SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	131,404,576	131,404,576
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	47,665,708	47,665,708

TOTAL SHORT TERM INVESTMENTS —
(Cost $179,070,284)		179,070,284

TOTAL INVESTMENTS — 102.2% (f)
(Cost $7,075,261,557)		6,988,250,570
OTHER ASSETS & LIABILITIES — (2.2)%		(152,637,117)

NET ASSETS — 100.0%		$6,835,613,453

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
ENERGY EQUIPMENT & SERVICES — 20.1%
Baker Hughes, Inc.	2,813,145	$129,770,379
Cameron International Corp. (a)	1,909,356	116,776,213
Diamond Offshore Drilling, Inc.	548,500	37,731,315
Ensco PLC (Class A)	1,116,662	64,900,395
FMC Technologies, Inc. (a)(b)	2,053,459	114,336,597
Halliburton Co.	5,367,797	223,944,491
Helmerich & Payne, Inc. (b)	510,585	31,886,033
Nabors Industries, Ltd.	2,609,530	39,951,904
National-Oilwell Varco, Inc.	2,607,913	179,685,206
Noble Corp.	1,214,215	45,630,200
Rowan Cos., PLC (Class A) (a)	1,615,077	55,025,673
Schlumberger, Ltd.	6,672,613	478,159,448

		1,517,797,854

OIL, GAS & CONSUMABLE FUELS — 79.7%
Anadarko Petroleum Corp.	2,808,373	241,323,492
Apache Corp.	2,170,259	181,932,812
Cabot Oil & Gas Corp.	2,198,173	156,114,246
Chesapeake Energy Corp. (b)	3,330,278	67,871,066
Chevron Corp.	9,523,708	1,127,035,605
ConocoPhillips	4,346,039	262,935,360
CONSOL Energy, Inc.	1,754,586	47,549,281
Denbury Resources, Inc. (a)(b)	3,612,127	62,562,040
Devon Energy Corp.	2,094,157	108,644,865
EOG Resources, Inc.	1,595,765	210,130,335
EQT Corp.	723,332	57,410,861
Exxon Mobil Corp.	14,428,450	1,303,610,458
Hess Corp.	1,785,735	118,733,520
Kinder Morgan, Inc./Delaware	3,035,087	115,788,569
Marathon Oil Corp.	4,002,728	138,414,334
Marathon Petroleum Corp.	1,561,052	110,928,355
Murphy Oil Corp.	1,181,274	71,927,774
Newfield Exploration Co. (a)	649,633	15,519,732
Noble Energy, Inc.	2,351,362	141,175,774
Occidental Petroleum Corp.	3,382,207	301,794,331
Peabody Energy Corp.	1,888,573	27,648,709
Phillips 66	2,985,843	175,896,011
Pioneer Natural Resources Co.	1,489,700	215,634,075
QEP Resources, Inc.	857,845	23,830,934
Range Resources Corp.	1,231,282	95,202,724
Southwestern Energy Co. (a)	2,156,439	78,774,717
Spectra Energy Corp.	4,320,174	148,873,196
Tesoro Corp.	2,053,724	107,450,840
The Williams Cos., Inc.	4,633,454	150,448,251
Valero Energy Corp.	3,661,273	127,302,462
WPX Energy, Inc. (a)(b)	961,459	18,210,033

		6,010,674,762

TOTAL COMMON STOCKS —
(Cost $8,361,237,861)		7,528,472,616

SHORT TERM INVESTMENTS — 1.3%
MONEY MARKET FUNDS — 1.3%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	51,058,644	51,058,644
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	47,572,147	47,572,147

TOTAL SHORT TERM INVESTMENTS —
(Cost $98,630,791)		98,630,791

TOTAL INVESTMENTS — 101.1% (f)
(Cost $8,459,868,652)		7,627,103,407
OTHER ASSETS & LIABILITIES — (1.1)%		(85,656,636)

NET ASSETS — 100.0%		$7,541,446,771

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
CAPITAL MARKETS — 12.7%
Ameriprise Financial, Inc.	1,228,949	$99,397,395
BlackRock, Inc.	761,502	195,591,789
E*TRADE Financial Corp. (a)	1,749,639	22,150,430
Franklin Resources, Inc.	842,703	114,624,462
Invesco, Ltd.	2,712,248	86,249,486
Legg Mason, Inc.	679,413	21,068,597
Morgan Stanley	8,368,689	204,447,072
Northern Trust Corp.	1,328,200	76,902,780
State Street Corp. (b)	2,781,770	181,399,222
T. Rowe Price Group, Inc.	1,582,118	115,731,932
The Bank of New York Mellon Corp.	7,079,056	198,567,521
The Charles Schwab Corp. (c)	6,714,358	142,545,820
The Goldman Sachs Group, Inc.	2,628,605	397,576,506

		1,856,253,012

COMMERCIAL BANKS — 17.7%
BB&T Corp.	4,280,090	145,009,449
Comerica, Inc.	1,138,372	45,341,357
Fifth Third Bancorp	5,334,415	96,286,191
Huntington Bancshares, Inc.	5,115,877	40,313,111
KeyCorp	5,614,317	61,982,060
M & T Bank Corp.	747,494	83,532,455
PNC Financial Services Group, Inc.	3,229,384	235,486,681
Regions Financial Corp.	8,620,796	82,156,186
SunTrust Banks, Inc.	3,287,578	103,788,837
U.S. Bancorp	11,280,983	407,807,535
Wells Fargo & Co.	30,044,997	1,239,957,026
Zions Bancorporation	1,123,768	32,454,420

		2,574,115,308

CONSUMER FINANCE — 5.9%
American Express Co.	5,829,322	435,800,113
Capital One Financial Corp.	3,563,198	223,804,466
Discover Financial Services	2,991,153	142,498,529
SLM Corp.	2,708,872	61,924,814

		864,027,922

DIVERSIFIED FINANCIAL SERVICES — 23.8%
Bank of America Corp.	65,750,807	845,555,378
Citigroup, Inc.	18,560,175	890,331,595
CME Group, Inc.	1,873,480	142,347,010
IntercontinentalExchange, Inc. (a)	444,044	78,933,261
JPMorgan Chase & Co.	23,050,434	1,216,832,411
Leucadia National Corp.	1,799,572	47,184,778
McGraw Hill Financial, Inc.	1,671,622	88,913,574
Moody’s Corp.	1,182,747	72,064,775
NYSE Euronext	1,482,114	61,359,520
The Nasdaq OMX Group, Inc.	717,933	23,541,023

		3,467,063,325

INSURANCE — 26.4%
ACE, Ltd.	2,075,096	185,679,590
Aflac, Inc.	2,843,618	165,271,078
American International Group, Inc. (a)	9,005,008	402,523,858
Aon PLC	1,885,272	121,317,253
Assurant, Inc.	469,259	23,889,976
Berkshire Hathaway, Inc. (Class B) (a)	11,126,633	1,245,292,766
Cincinnati Financial Corp. (c)	896,399	41,144,714
Genworth Financial, Inc. (Class A) (a)	3,007,681	34,317,640
Hartford Financial Services Group, Inc.	2,782,186	86,025,191
Lincoln National Corp.	1,637,064	59,703,724
Loews Corp.	1,873,898	83,201,071
Marsh & McLennan Cos., Inc.	3,357,265	134,022,019
MetLife, Inc.	6,678,937	305,628,157
Principal Financial Group, Inc. (c)	1,682,085	62,994,083
Prudential Financial, Inc.	2,842,432	207,582,809
The Allstate Corp.	2,857,853	137,519,886
The Chubb Corp.	1,580,894	133,822,677
The Progressive Corp.	3,380,283	85,926,794
The Travelers Cos., Inc.	2,295,522	183,458,118
Torchmark Corp. (c)	564,228	36,753,812
Unum Group	1,628,039	47,815,506
XL Group PLC	1,766,577	53,562,615

		3,837,453,337

REAL ESTATE INVESTMENT TRUSTS (REITS) — 12.7%
American Tower Corp.	2,412,237	176,503,381
Apartment Investment & Management Co. (Class A)	889,728	26,727,429
AvalonBay Communities, Inc.	742,105	100,117,386
Boston Properties, Inc.	925,603	97,623,349
Equity Residential	1,955,389	113,529,885
HCP, Inc.	2,772,110	125,964,678
Health Care REIT, Inc.	1,735,172	116,308,579
Host Hotels & Resorts, Inc.	4,543,337	76,646,095
Kimco Realty Corp.	2,493,498	53,435,662
Plum Creek Timber Co., Inc.	992,990	46,342,843
ProLogis, Inc.	3,039,087	114,634,362
Public Storage, Inc.	880,538	135,012,892
Simon Property Group, Inc.	1,896,047	299,423,742
The Macerich Co.	838,596	51,129,198
Ventas, Inc.	1,787,804	124,180,866
Vornado Realty Trust	1,037,397	85,948,342
Weyerhaeuser Co.	3,514,588	100,130,612

		1,843,659,301

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. (a)	1,852,300	43,269,728

THRIFTS & MORTGAGE FINANCE — 0.4%
Hudson City Bancorp, Inc.	2,899,665	26,560,931
People’s United Financial, Inc. (c)	2,067,741	30,809,341

		57,370,272

TOTAL COMMON STOCKS —
(Cost $13,817,889,397)		14,543,212,205

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS — 0.9%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	57,784,305	$57,784,305
State Street Institutional Liquid Reserves Fund 0.09% (e)(f)	76,421,753	76,421,753

TOTAL SHORT TERM INVESTMENTS —
(Cost $134,206,058)		134,206,058

TOTAL INVESTMENTS — 100.8% (g)
(Cost $13,952,095,455)		14,677,418,263
OTHER ASSETS & LIABILITIES — (0.8)%		(111,803,055)

NET ASSETS — 100.0%		$14,565,615,208

(a)	Non-income producing security.
(b)	Affiliated Issuer. (See accompanying Notes to Schedules of Investments)
(c)	A portion of the security was on loan at June 30, 2013.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BIOTECHNOLOGY — 15.8%
Alexion Pharmaceuticals, Inc. (a)	751,431	$69,311,995
Amgen, Inc.	2,886,910	284,822,541
Biogen Idec, Inc. (a)	934,124	201,023,485
Celgene Corp. (a)	1,605,909	187,746,821
Gilead Sciences, Inc. (a)	5,871,682	300,688,835
Regeneron Pharmaceuticals, Inc. (a)(b)	294,012	66,117,419

		1,109,711,096

HEALTH CARE EQUIPMENT & SUPPLIES — 13.9%
Baxter International, Inc.	2,117,735	146,695,504
Becton, Dickinson and Co.	766,616	75,764,659
Boston Scientific Corp. (a)	5,243,501	48,607,254
C.R. Bard, Inc.	307,044	33,369,542
CareFusion Corp. (a)	846,400	31,189,840
Covidien PLC	1,811,301	113,822,155
DENTSPLY International, Inc. (b)	548,559	22,468,977
Edwards Lifesciences Corp. (a)(b)	434,914	29,226,221
Intuitive Surgical, Inc. (a)	154,443	78,237,735
Medtronic, Inc.	3,910,974	201,297,832
St. Jude Medical, Inc. (b)	1,117,291	50,981,988
Stryker Corp.	1,124,524	72,734,212
Varian Medical Systems, Inc. (a)(b)	419,849	28,318,815
Zimmer Holdings, Inc.	658,894	49,377,516

		982,092,250

HEALTH CARE PROVIDERS & SERVICES — 16.4%
Aetna, Inc.	1,495,846	95,046,055
AmerisourceBergen Corp.	919,814	51,353,216
Cardinal Health, Inc.	1,325,168	62,547,930
CIGNA Corp.	1,138,596	82,536,824
DaVita, Inc. (a)	324,951	39,254,081
Express Scripts Holding Co. (a)	3,308,706	204,114,073
Humana, Inc. (b)	654,725	55,245,696
Laboratory Corp. of America Holdings (a)(b)	358,274	35,863,227
McKesson Corp.	899,347	102,975,231
Patterson Cos., Inc. (b)	322,434	12,123,518
Quest Diagnostics, Inc. (b)	631,597	38,293,726
Tenet Healthcare Corp. (a)	415,510	19,155,011
UnitedHealth Group, Inc.	3,959,315	259,255,946
WellPoint, Inc.	1,187,426	97,178,944

		1,154,943,478

HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp. (a)	563,299	54,127,401

LIFE SCIENCES TOOLS & SERVICES — 3.8%
Agilent Technologies, Inc.	1,326,345	56,714,512
Life Technologies Corp. (a)	662,276	49,015,047
PerkinElmer, Inc.	436,212	14,176,890
Thermo Fisher Scientific, Inc. (b)	1,376,633	116,504,451
Waters Corp. (a)	330,660	33,082,533

		269,493,433

PHARMACEUTICALS — 49.2%
Abbott Laboratories	5,087,884	177,465,394
AbbVie, Inc.	6,096,359	252,023,481
Actavis, Inc. (a)	519,174	65,530,142
Allergan, Inc.	1,174,156	98,910,901
Bristol-Myers Squibb Co.	6,354,721	283,992,481
Eli Lilly & Co.	3,817,076	187,494,773
Forest Laboratories, Inc. (a)	912,673	37,419,593
Hospira, Inc. (a)(b)	636,728	24,393,050
Johnson & Johnson	10,811,499	928,275,304
Merck & Co., Inc.	11,624,558	539,960,719
Mylan, Inc. (a)	1,468,650	45,572,210
Perrigo Co.	339,978	41,137,338
Pfizer, Inc.	25,692,191	719,638,270
Zoetis, Inc.	1,926,523	59,510,306

		3,461,323,962

TOTAL COMMON STOCKS —
(Cost $6,675,456,862)		7,031,691,620

SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	158,489,540	158,489,540
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	31,312,515	31,312,515

TOTAL SHORT TERM INVESTMENTS —
(Cost $189,802,055)		189,802,055

TOTAL INVESTMENTS — 102.6% (f)
(Cost $6,865,258,917)		7,221,493,675
OTHER ASSETS & LIABILITIES — (2.6)%		(183,605,752)

NET ASSETS — 100.0%		$7,037,887,923

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 25.4%
General Dynamics Corp.	1,169,900	$91,638,267
Honeywell International, Inc.	2,687,764	213,247,196
L-3 Communications Holdings, Inc.	291,116	24,960,286
Lockheed Martin Corp.	912,365	98,955,108
Northrop Grumman Corp.	822,812	68,128,833
Precision Castparts Corp.	473,839	107,092,352
Raytheon Co.	1,150,329	76,059,753
Rockwell Collins, Inc. (a)	567,807	36,004,642
Textron, Inc.	1,123,193	29,259,178
The Boeing Co.	2,309,152	236,549,531
United Technologies Corp.	2,845,132	264,426,568

		1,246,321,714

AIR FREIGHT & LOGISTICS — 7.3%
C.H. Robinson Worldwide, Inc. (a)	519,960	29,278,948
Expeditors International of Washington, Inc.	668,839	25,422,570
FedEx Corp.	1,023,015	100,848,819
United Parcel Service, Inc. (Class B)	2,342,703	202,596,955

		358,147,292

AIRLINES — 0.7%
Southwest Airlines Co.	2,564,692	33,058,880

BUILDING PRODUCTS — 0.5%
Masco Corp.	1,285,212	25,048,782

COMMERCIAL SERVICES & SUPPLIES — 4.4%
Avery Dennison Corp.	398,904	17,057,135
Cintas Corp. (a)	407,005	18,535,008
Iron Mountain, Inc.	541,822	14,417,884
Pitney Bowes, Inc. (a)	747,569	10,974,313
Republic Services, Inc.	960,861	32,611,622
Stericycle, Inc. (b)	279,359	30,849,614
The ADT Corp. (b)	708,464	28,232,290
Waste Management, Inc.	1,551,077	62,554,936

		215,232,802

CONSTRUCTION & ENGINEERING — 1.8%
Fluor Corp.	767,028	45,492,431
Jacobs Engineering Group, Inc. (b)	423,425	23,343,420
Quanta Services, Inc. (b)	689,601	18,246,842

		87,082,693

ELECTRICAL EQUIPMENT — 7.1%
Eaton Corp. PLC	1,872,886	123,254,628
Emerson Electric Co.	2,464,915	134,436,464
Rockwell Automation, Inc.	585,074	48,643,052
Roper Industries, Inc.	320,231	39,779,095

		346,113,239

INDUSTRIAL CONGLOMERATES — 20.2%
3M Co.	2,108,340	230,546,979
Danaher Corp.	2,115,935	133,938,685
General Electric Co.	24,792,782	574,944,615
Tyco International, Ltd.	1,502,463	49,506,156

		988,936,435

MACHINERY — 19.0%
Caterpillar, Inc.	2,270,473	187,291,318
Cummins, Inc.	1,052,459	114,149,703
Deere & Co.	1,403,108	114,002,525
Dover Corp.	670,600	52,078,796
Flowserve Corp.	462,932	25,002,957
Illinois Tool Works, Inc.	1,426,323	98,658,762
Ingersoll-Rand PLC	899,970	49,966,334
Joy Global, Inc. (a)	343,956	16,692,185
PACCAR, Inc.	1,332,316	71,492,077
Pall Corp.	529,144	35,151,036
Parker-Hannifin Corp.	609,528	58,148,971
Pentair, Ltd.	661,637	38,169,839
Snap-on, Inc.	188,702	16,866,185
Stanley Black & Decker, Inc.	524,214	40,521,742
Xylem, Inc.	600,028	16,164,754

		934,357,184

PROFESSIONAL SERVICES — 1.3%
Dun & Bradstreet Corp. (a)	129,471	12,616,949
Equifax, Inc.	530,772	31,278,394
Robert Half International, Inc.	639,199	21,240,583

		65,135,926

ROAD & RAIL — 10.0%
CSX Corp.	3,989,114	92,507,554
Kansas City Southern	356,770	37,803,349
Norfolk Southern Corp.	1,197,737	87,015,593
Ryder System, Inc.	305,406	18,565,631
Union Pacific Corp.	1,645,202	253,821,764

		489,713,891

TRADING COMPANIES & DISTRIBUTORS — 2.1%
Fastenal Co. (a)	874,168	40,080,603
W.W. Grainger, Inc.	253,798	64,002,779

		104,083,382

TOTAL COMMON STOCKS —
(Cost $5,063,043,615)		4,893,232,220

SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	56,119,528	56,119,528
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	28,898,027	28,898,027

TOTAL SHORT TERM INVESTMENTS —
(Cost $85,017,555)		85,017,555

TOTAL INVESTMENTS — 101.5% (f)
(Cost $5,148,061,170)		4,978,249,775
OTHER ASSETS & LIABILITIES — (1.5)%		(74,705,965)

NET ASSETS — 100.0%		$4,903,543,810

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
CHEMICALS — 72.8%
Air Products & Chemicals, Inc.	1,217,754	$111,509,734
Airgas, Inc.	387,425	36,983,591
CF Industries Holdings, Inc.	347,333	59,567,609
E.I. du Pont de Nemours & Co.	5,366,389	281,735,422
Eastman Chemical Co.	907,974	63,567,260
Ecolab, Inc.	1,471,661	125,370,801
FMC Corp.	798,567	48,760,501
International Flavors & Fragrances, Inc.	479,170	36,014,417
LyondellBasell Industries NV (Class A)	2,214,490	146,732,107
Monsanto Co.	3,112,276	307,492,869
PPG Industries, Inc.	833,656	122,055,575
Praxair, Inc.	1,724,264	198,566,242
Sigma-Aldrich Corp. (a)	705,275	56,675,899
The Dow Chemical Co.	7,051,953	226,861,328
The Mosaic Co.	1,618,938	87,115,054
The Sherwin-Williams Co.	500,959	88,469,359

		1,997,477,768

CONSTRUCTION MATERIALS — 1.3%
Vulcan Materials Co.	763,792	36,975,171

CONTAINERS & PACKAGING — 5.5%
Ball Corp.	874,534	36,328,142
Bemis Co., Inc.	607,670	23,784,204
MeadWestvaco Corp.	1,040,520	35,492,137
Owens-Illinois, Inc. (b)	970,386	26,967,027
Sealed Air Corp.	1,154,609	27,652,886

		150,224,396

METALS & MINING — 15.7%
Alcoa, Inc. (a)	6,273,956	49,062,336
Allegheny Technologies, Inc. (a)	640,800	16,859,448
Cliffs Natural Resources, Inc. (a)	911,981	14,819,691
Freeport-McMoRan Copper & Gold, Inc.	6,052,830	167,118,636
Newmont Mining Corp.	2,909,926	87,152,284
Nucor Corp.	1,859,679	80,561,294
United States Steel Corp. (a)	858,681	15,052,678

		430,626,367

PAPER & FOREST PRODUCTS — 4.2%
International Paper Co.	2,600,439	115,225,452

TOTAL COMMON STOCKS —
(Cost $3,092,940,165)		2,730,529,154

SHORT TERM INVESTMENTS — 2.8%
MONEY MARKET FUNDS — 2.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	49,466,855	49,466,855
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	25,978,114	25,978,114

TOTAL SHORT TERM INVESTMENTS —
(Cost $75,444,969)		75,444,969

TOTAL INVESTMENTS — 102.3% (f)
(Cost $3,168,385,134)		2,805,974,123
OTHER ASSETS & LIABILITIES — (2.3)%		(61,999,934)

NET ASSETS — 100.0%		$2,743,974,189

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
COMMUNICATIONS EQUIPMENT — 9.3%
Cisco Systems, Inc.	18,196,714	$442,362,117
F5 Networks, Inc. (a)	266,699	18,348,891
Harris Corp.	408,033	20,095,625
JDS Uniphase Corp. (a)(b)	1,036,405	14,903,504
Juniper Networks, Inc. (a)	1,779,427	34,360,736
Motorola Solutions, Inc.	947,245	54,684,454
QUALCOMM, Inc.	5,918,578	361,506,744

		946,262,071

COMPUTERS & PERIPHERALS — 18.2%
Apple, Inc.	3,196,075	1,265,901,386
Dell, Inc.	5,053,811	67,468,377
EMC Corp.	7,258,125	171,436,912
Hewlett-Packard Co.	5,450,359	135,168,903
NetApp, Inc. (a)(b)	1,288,702	48,687,162
SanDisk Corp. (a)	897,510	54,837,861
Seagate Technology PLC	1,086,773	48,720,034
Western Digital Corp.	764,626	47,475,628

		1,839,696,263

DIVERSIFIED TELECOMMUNICATION SERVICES — 12.4%
AT&T, Inc.	18,317,851	648,451,926
CenturyLink, Inc. (b)	2,169,615	76,695,890
Frontier Communications Corp. (b)	4,079,299	16,521,161
Verizon Communications, Inc.	9,793,799	493,019,842
Windstream Corp. (b)	2,220,316	17,118,636

		1,251,807,455

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.2%
Amphenol Corp. (Class A)	581,820	45,347,051
Corning, Inc.	5,110,349	72,720,266
FLIR Systems, Inc.	535,206	14,434,506
Jabil Circuit, Inc.	759,687	15,482,421
Molex, Inc. (b)	549,283	16,115,963
TE Connectivity, Ltd.	1,414,424	64,412,869

		228,513,076

INTERNET SOFTWARE & SERVICES — 11.4%
Akamai Technologies, Inc. (a)	687,861	29,268,486
eBay, Inc. (a)	4,038,334	208,862,634
Google, Inc. (Class A) (a)	915,010	805,547,354
VeriSign, Inc. (a)(b)	572,773	25,580,042
Yahoo!, Inc. (a)	3,315,813	83,260,064

		1,152,518,580

IT SERVICES — 17.7%
Accenture PLC (Class A)	2,213,390	159,275,544
Automatic Data Processing, Inc. (b)	1,688,206	116,249,865
Cognizant Technology Solutions Corp. (Class A) (a)	1,068,625	66,906,611
Computer Sciences Corp.	540,697	23,666,308
Fidelity National Information Services, Inc.	1,089,733	46,684,162
Fiserv, Inc. (a)	482,010	42,132,494
International Business Machines Corp.	3,548,851	678,220,914
MasterCard, Inc. (Class A)	364,215	209,241,517
Paychex, Inc. (b)	1,155,382	42,194,551
SAIC, Inc. (b)	966,548	13,464,014
Teradata Corp. (a)	618,705	31,077,552
The Western Union Co. (b)	1,960,233	33,539,587
Total System Services, Inc.	623,375	15,260,220
Visa, Inc. (Class A)	1,725,557	315,345,542

		1,793,258,881

OFFICE ELECTRONICS — 0.4%
Xerox Corp.	4,452,097	40,380,520

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.7%
Advanced Micro Devices, Inc. (a)(b)	2,351,682	9,594,863
Altera Corp.	1,170,798	38,624,626
Analog Devices, Inc.	1,098,253	49,487,280
Applied Materials, Inc.	4,188,037	62,443,632
Broadcom Corp. (Class A)	1,844,825	62,281,292
First Solar, Inc. (a)(b)	224,575	10,045,240
Intel Corp.	14,433,147	349,570,820
KLA-Tencor Corp.	608,260	33,898,330
Lam Research Corp. (a)	552,305	24,489,204
Linear Technology Corp. (b)	850,336	31,326,378
LSI Corp. (a)	2,141,839	15,292,730
Microchip Technology, Inc. (b)	725,078	27,009,155
Micron Technology, Inc. (a)(b)	3,700,821	53,032,765
NVIDIA Corp. (b)	2,079,284	29,172,355
Teradyne, Inc. (a)(b)	827,221	14,534,273
Texas Instruments, Inc.	3,834,314	133,702,529
Xilinx, Inc.	953,059	37,750,667

		982,256,139

SOFTWARE — 17.0%
Adobe Systems, Inc. (a)	1,754,745	79,946,182
Autodesk, Inc. (a)	828,608	28,122,955
BMC Software, Inc. (a)	476,667	21,516,748
CA, Inc.	1,189,644	34,059,508
Citrix Systems, Inc. (a)	675,556	40,756,293
Electronic Arts, Inc. (a)	1,103,880	25,356,124
Intuit, Inc.	995,940	60,782,218
Microsoft Corp.	25,590,744	883,648,390
Oracle Corp.	12,580,365	386,468,813
Red Hat, Inc. (a)(b)	702,519	33,594,459
Salesforce.com, Inc. (a)(b)	1,984,038	75,750,571
Symantec Corp.	2,456,261	55,192,185

		1,725,194,446

WIRELESS TELECOMMUNICATION SERVICES — 1.4%
Crown Castle International Corp. (a)	998,007	72,245,727
Sprint Nextel Corp. (a)	10,663,594	74,858,430

		147,104,157

TOTAL COMMON STOCKS —
(Cost $10,210,298,663)		10,106,991,588

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 2.2%
MONEY MARKET FUNDS — 2.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	143,445,034	$143,445,034
State Street Institutional Liquid Reserves Fund 0.09% (d)(e)	75,910,036	75,910,036

TOTAL SHORT TERM INVESTMENTS —
(Cost $219,355,070)		219,355,070

TOTAL INVESTMENTS — 101.9% (f)
(Cost $10,429,653,733)		10,326,346,658
OTHER ASSETS & LIABILITIES — (1.9)%		(195,246,573)

NET ASSETS — 100.0%		$10,131,100,085

(a)	Non-income producing security.
(b)	A portion of the security was on loan at June 30, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 56.1%
American Electric Power Co., Inc.	5,777,007	$258,694,373
Duke Energy Corp.	7,702,485	519,917,738
Edison International	3,872,028	186,476,869
Entergy Corp.	2,108,224	146,901,048
Exelon Corp.	10,126,290	312,699,835
FirstEnergy Corp. (a)	4,948,094	184,761,830
NextEra Energy, Inc.	5,024,381	409,386,564
Northeast Utilities	3,722,458	156,417,685
Pepco Holdings, Inc. (a)	2,983,387	60,145,082
Pinnacle West Capital Corp.	1,331,085	73,835,285
PPL Corp.	7,036,870	212,935,686
Southern Co.	10,298,492	454,472,452
Xcel Energy, Inc. (a)	5,935,895	168,223,264

		3,144,867,711

GAS UTILITIES — 2.8%
AGL Resources, Inc. (a)	1,398,371	59,934,181
Oneok, Inc.	2,438,765	100,745,382

		160,679,563

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.4%
NRG Energy, Inc.	3,815,430	101,871,981
The AES Corp.	7,374,679	88,422,401

		190,294,382

MULTI-UTILITIES — 37.3%
Ameren Corp.	2,894,848	99,698,565
CenterPoint Energy, Inc.	5,142,540	120,798,265
CMS Energy Corp. (a)	3,213,336	87,306,339
Consolidated Edison, Inc.	3,489,335	203,463,124
Dominion Resources, Inc.	6,835,120	388,371,518
DTE Energy Co.	2,080,212	139,395,006
Integrys Energy Group, Inc. (a)	954,003	55,837,796
NiSource, Inc.	3,750,116	107,403,322
PG&E Corp.	5,259,849	240,532,895
Public Service Enterprise Group, Inc.	5,986,394	195,515,628
SCANA Corp. (a)	1,650,546	81,041,809
Sempra Energy	2,681,066	219,203,956
TECO Energy, Inc. (a)	2,460,508	42,296,132
Wisconsin Energy Corp.	2,706,036	110,920,416

		2,091,784,771

TOTAL COMMON STOCKS —
(Cost $5,952,896,432)		5,587,626,427

SHORT TERM INVESTMENTS — 2.6%
MONEY MARKET FUNDS — 2.6%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	82,535,808	82,535,808
State Street Institutional Liquid Reserves Fund 0.09% (c)(d)	62,773,908	62,773,908

TOTAL SHORT TERM INVESTMENTS —
(Cost $145,309,716)		145,309,716

TOTAL INVESTMENTS — 102.2% (e)
(Cost $6,098,206,148)		5,732,936,143
OTHER ASSETS & LIABILITIES — (2.2)%		(126,078,977)

NET ASSETS — 100.0%		$5,606,857,166

(a)	A portion of the security was on loan at June 30, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
June 30, 2013 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including, but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of June 30, 2013 and did not have any transfers between Levels for the nine months ended June 30, 2013.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at June 30, 2013, and for the period then ended are:

Number of							Number of
Shares Held	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
at 9/30/12	9/30/12	9/30/12	Cost	Shares	Proceeds	Shares	at 6/30/13	6/30/13	Income	Gain/(Loss)

2,015,698	$92,445,893	$84,578,688	$144,762,965	2,639,477.00	$99,754,179	1,873,405	2,781,770	$181,399,222	$714,023	$14,846,760

Each Fund may invest in certain money market funds managed by SSgA Funds Management, Inc. (“SSgA FM or the “Adviser”), including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund“), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the Investment Company Act of 1940, as amended (the “1940 Act”) and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at June 30, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income

The Consumer Discretionary Select Sector SPDR Fund	$131,291,669	$533,765,853	533,765,853	$508,923,405	508,923,405	$156,134,117	$385,492
The Consumer Staples Select Sector SPDR Fund	143,067,632	731,378,281	731,378,281	743,041,337	743,041,337	131,404,576	234,418
The Energy Select Sector SPDR Fund	234,905,982	707,872,149	707,872,149	891,719,487	891,719,487	51,058,644	123,249
The Financial Select Sector SPDR Fund	134,996,666	722,186,888	722,186,888	799,399,249	799,399,249	57,784,305	130,919
The Health Care Select Sector SPDR Fund	194,402,560	882,061,591	882,061,591	917,974,611	917,974,611	158,489,540	80,529
The Industrial Select Sector SPDR Fund	89,424,762	585,319,267	585,319,267	618,624,501	618,624,501	56,119,528	203,555
The Materials Select Sector SPDR Fund	60,137,175	658,172,056	658,172,056	668,842,376	668,842,376	49,466,855	727,481
The Technology Select Sector SPDR Fund	109,529,270	1,233,570,747	1,233,570,747	1,199,654,983	1,199,654,983	143,445,034	511,794
The Utilities Select Sector SPDR Fund	147,218,747	1,143,413,908	1,143,413,908	1,208,096,847	1,208,096,847	82,535,808	114,639

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/12	Cost	Shares	Proceeds	Shares	6/30/13	Income

The Consumer Discretionary Select Sector SPDR Fund	$15,689,475	$159,179,971	159,179,971	$153,895,941	153,895,941	$20,973,505	$8,397
The Consumer Staples Select Sector SPDR Fund	48,722,784	486,649,438	486,649,438	487,706,514	487,706,514	47,665,708	20,512
The Energy Select Sector SPDR Fund	39,318,086	161,520,753	161,520,753	153,266,692	153,266,692	47,572,147	13,960
The Financial Select Sector SPDR Fund	44,328,125	259,515,861	259,515,861	227,422,233	227,422,233	76,421,753	17,463
The Health Care Select Sector SPDR Fund	21,286,487	216,336,286	216,336,286	206,310,258	206,310,258	31,312,515	14,104
The Industrial Select Sector SPDR Fund	21,966,426	132,656,256	132,656,256	125,724,655	125,724,655	28,898,027	8,624
The Materials Select Sector SPDR Fund	16,736,629	76,786,519	76,786,519	67,545,034	67,545,034	25,978,114	7,370
The Technology Select Sector SPDR Fund	76,841,534	240,547,278	240,547,278	241,478,776	241,478,776	75,910,036	33,407
The Utilities Select Sector SPDR Fund	70,938,865	294,982,504	294,982,504	303,147,461	303,147,461	62,773,908	17,423

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
June 30, 2013 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at June 30, 2013 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$5,848,017,542	$351,198,514	$(84,529,987)	$266,668,527
The Consumer Staples Select Sector SPDR Fund	7,075,261,557	53,800,243	(140,811,230)	(87,010,987)
The Energy Select Sector SPDR Fund	8,459,868,652	93,703,729	(926,468,974)	(832,765,245)
The Financial Select Sector SPDR Fund	13,952,095,455	965,327,631	(240,004,823)	725,322,808
The Health Care Select Sector SPDR Fund	6,865,258,917	452,253,355	(96,018,597)	356,234,758
The Industrial Select Sector SPDR Fund	5,148,061,170	131,739,299	(301,550,694)	(169,811,395)
The Materials Select Sector SPDR Fund	3,168,385,134	33,076,099	(395,487,110)	(362,411,011)
The Technology Select Sector SPDR Fund	10,429,653,733	690,261,785	(793,568,860)	(103,307,075)
The Utilities Select Sector SPDR Fund	6,098,206,148	117,717,847	(482,987,852)	(365,270,005)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2.          Controls and Procedures.
(a)      The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b)      The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Select Sector SPDR Trust

By:	/s/Ellen M. Needham
Ellen M. Needham
President

By:	/s/Chad C. Hallett
Chad C. Hallett
Treasurer

Date:	August 23, 2013
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Ellen M. Needham
Ellen M. Needham
President

By:	/s/Chad C. Hallett
Chad C. Hallett
Treasurer

Date:	August 23, 2013